Taxation (Effects of Income Tax Expense Exemption and Reduction) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
TAXATION [Abstract]
Tax holiday effect	$ (23,210)	$ (10,345)	$ (2,624)
Per share effect, basic	$ (0.085)	$ (0.044)	$ (0.015)
Per share effect, diluted	$ (0.085)	$ (0.040)	$ (0.014)